Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 6.6%
Afterpay, Ltd.(1)	1,693	$ 147,079
AGL Energy, Ltd.(2)	5,138	21,218
Ampol, Ltd.	1,867	37,261
APA Group(2)	9,428	58,725
Aristocrat Leisure, Ltd.	4,401	146,362
ASX, Ltd.	1,431	82,620
Aurizon Holdings, Ltd.	13,234	35,830
AusNet Services, Ltd.	15,503	28,061
Australia & New Zealand Banking Group, Ltd.	21,979	441,394
BHP Group, Ltd.(2)	23,194	619,462
BlueScope Steel, Ltd.	3,687	53,423
Brambles, Ltd.	11,380	87,506
Cochlear, Ltd.(2)	497	77,762
Coles Group, Ltd.	10,242	124,409
Commonwealth Bank of Australia	13,823	1,025,809
Computershare, Ltd.	4,516	58,397
Crown Resorts, Ltd.(1)(2)	2,437	16,682
CSL, Ltd.	3,549	741,497
Dexus	9,023	69,446
Domino's Pizza Enterprises, Ltd.	498	56,960
Endeavour Group, Ltd.	9,763	48,855
Evolution Mining, Ltd.	13,620	34,438
Fortescue Metals Group, Ltd.	13,023	138,721
Goodman Group	12,738	196,000
GPT Group (The)	14,328	51,608
Insurance Australia Group, Ltd.	18,559	64,813
Lendlease Corp., Ltd.(2)	5,044	38,781
Macquarie Group, Ltd.	2,618	338,236
Magellan Financial Group, Ltd.	1,187	29,795
Medibank Pvt, Ltd.	21,199	54,126
Mirvac Group	32,152	68,203
National Australia Bank, Ltd.	25,314	499,218
Newcrest Mining, Ltd.	6,199	102,765
Northern Star Resources, Ltd.	9,013	55,201
Oil Search, Ltd.	14,805	46,073
Orica, Ltd.(2)	3,401	33,219
Origin Energy, Ltd.	14,411	48,349
Qantas Airways, Ltd.(1)	7,283	29,372
QBE Insurance Group, Ltd.	11,557	95,209
Ramsay Health Care, Ltd.	1,442	71,461
REA Group, Ltd.	374	42,124
Reece, Ltd.(2)	2,401	32,381
Rio Tinto, Ltd.	2,874	204,603
Santos, Ltd.	15,361	78,679
Scentre Group	42,781	91,053
Security	Shares	Value
Australia (continued)
Seek, Ltd.	2,474	$ 54,386
Sonic Healthcare, Ltd.	3,614	104,442
South32, Ltd.	39,130	97,102
Stockland	19,317	61,257
Suncorp Group, Ltd.	10,030	89,187
Sydney Airport(1)(2)	10,017	58,828
Tabcorp Holdings, Ltd.	15,814	54,947
Telstra Corp., Ltd.	33,270	93,226
Transurban Group	21,018	211,829
Treasury Wine Estates, Ltd.	5,227	46,092
Vicinity Centres(2)	26,887	31,787
Washington H. Soul Pattinson & Co., Ltd.(2)	1,836	51,024
Wesfarmers, Ltd.	8,792	349,688
Westpac Banking Corp.	28,515	527,342
WiseTech Global, Ltd.	995	37,734
Woodside Petroleum, Ltd.(2)	7,630	130,468
Woolworths Group, Ltd.	9,763	274,226
		$8,696,751
Austria — 0.2%
Erste Group Bank AG	2,078	$91,243
OMV AG	1,058	63,708
Raiffeisen Bank International AG	1,194	31,228
Verbund AG	502	50,770
Voestalpine AG	996	36,791
		$273,740
Belgium — 0.8%
Ageas S.A./NV	1,428	$70,715
Anheuser-Busch InBev S.A./NV	5,942	337,015
Elia Group S.A./NV	260	31,070
Etablissements Franz Colruyt NV	493	25,149
Groupe Bruxelles Lambert S.A.	917	100,866
KBC Group NV	1,859	167,690
Proximus S.A.	1,301	25,818
Sofina S.A.	130	51,654
Solvay S.A.	606	75,173
UCB S.A.	1,003	112,313
Umicore S.A.	1,462	86,491
		$1,083,954
Denmark — 2.6%
Ambu A/S, Class B	1,373	$40,671
AP Moller - Maersk A/S, Class A	28	72,157
AP Moller - Maersk A/S, Class B	45	121,819
Carlsberg A/S, Class B	793	129,373
Chr. Hansen Holding A/S	842	68,650

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
Coloplast A/S, Class B	880	$ 137,599
Danske Bank A/S	5,328	89,756
Demant A/S(1)	798	40,212
DSV A/S	1,585	379,392
Genmab A/S(1)	504	220,209
GN Store Nord A/S	974	67,365
Novo Nordisk A/S, Class B	13,053	1,258,172
Novozymes A/S, Class B	1,592	109,134
Orsted A/S(3)	1,476	194,558
Pandora A/S	798	96,877
ROCKWOOL International A/S, Class B	61	26,052
Tryg A/S	2,723	61,727
Vestas Wind Systems A/S	7,954	319,099
		$3,432,822
Finland — 1.3%
Elisa Oyj	1,026	$63,697
Fortum Oyj	3,297	100,117
Kesko Oyj, Class B	2,174	74,989
Kone Oyj, Class B	2,644	185,737
Neste Oyj	3,281	185,089
Nokia Oyj(1)	40,972	225,973
Nordea Bank Abp(2)	24,852	320,250
Orion Oyj, Class B(2)	819	32,425
Sampo Oyj, Class A	3,912	193,412
Stora Enso Oyj, Class R	4,366	72,722
UPM-Kymmene Oyj	4,106	145,328
Wartsila Oyj Abp(2)	3,830	45,613
		$1,645,352
France — 10.5%
Accor S.A.(1)	1,179	$42,040
Aeroports de Paris(1)(2)	234	29,802
Air Liquide S.A.	3,655	585,385
Alstom S.A.	2,516	95,439
Amundi S.A.(3)	448	37,680
ArcelorMittal S.A.	5,460	167,145
Arkema S.A.	475	62,637
Atos SE	785	41,701
AXA S.A.	14,963	414,673
BioMerieux	321	36,526
BNP Paribas S.A.	8,728	558,423
Bollore S.A.	6,375	36,814
Bouygues S.A.	1,786	73,882
Bureau Veritas S.A.	2,318	71,536
Capgemini SE	1,239	256,940
Carrefour S.A.	4,895	87,725
Security	Shares	Value
France (continued)
Cie de Saint-Gobain	3,853	$ 259,295
Cie Generale des Etablissements Michelin SCA	1,289	197,656
CNP Assurances	1,220	19,255
Covivio	345	28,993
Credit Agricole S.A.	9,189	126,307
Danone S.A.	5,082	346,480
Dassault Aviation S.A.	170	19,110
Dassault Systemes SE	5,065	266,548
Edenred	1,978	106,481
Eiffage S.A.	616	62,257
Electricite de France S.A.	3,598	45,213
Engie S.A.	14,078	184,185
EssilorLuxottica S.A.	2,183	417,156
Eurazeo SE	286	26,799
Eurofins Scientific SE	1,075	137,736
Faurecia SE	1,001	47,095
Gecina S.A.	366	49,240
Getlink SE(2)	3,525	55,066
Hermes International	244	336,655
Ipsen S.A.	305	29,063
Kering S.A.	576	409,110
Klepierre S.A.	1,482	33,143
La Francaise des Jeux SAEM(3)	723	37,175
Legrand S.A.	2,068	221,585
L'Oreal S.A.	1,964	812,711
LVMH Moet Hennessy Louis Vuitton SE	2,167	1,552,143
Orange S.A.	15,668	169,447
Orpea S.A.	435	50,578
Pernod-Ricard S.A.	1,643	362,221
Publicis Groupe S.A.	1,677	112,657
Remy Cointreau S.A.	149	28,848
Renault S.A.(1)	1,531	54,315
Safran S.A.	2,662	336,691
Sanofi	8,849	851,840
Sartorius Stedim Biotech	208	116,231
Schneider Electric SE	4,179	696,029
SCOR SE	1,124	32,367
SEB S.A.	192	27,012
Societe Generale S.A.	6,476	202,795
Sodexo S.A.(1)	722	63,100
Suez S.A.	2,884	65,731
Teleperformance	446	175,427
Thales S.A.	840	81,443
TotalEnergies SE	19,511	932,586
Ubisoft Entertainment S.A.(1)	727	43,534
Unibail-Rodamco-Westfield(1)	1,030	75,809
Valeo	1,737	48,476

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Veolia Environnement S.A.	5,227	$ 159,715
Vinci S.A.	4,142	430,804
Vivendi SE	5,507	69,333
Wendel SE	198	27,358
Worldline S.A.(1)(3)	1,671	127,374
		$ 13,766,526
Germany — 9.0%
adidas AG	1,475	$ 463,528
Allianz SE	3,177	711,793
Aroundtown S.A.	8,106	55,841
BASF SE	7,119	539,693
Bayer AG	7,535	408,966
Bayerische Motoren Werke AG	2,554	242,576
Bayerische Motoren Werke AG, PFC Shares	568	43,086
Bechtle AG	660	45,141
Beiersdorf AG	754	81,357
Brenntag SE	1,248	115,932
Carl Zeiss Meditec AG	333	63,787
Commerzbank AG(1)	8,316	55,083
Continental AG(1)	892	96,834
Covestro AG(3)	1,407	95,888
Daimler AG	6,697	590,888
Delivery Hero SE(1)(3)	1,234	157,403
Deutsche Bank AG(1)	16,163	205,395
Deutsche Boerse AG	1,467	238,045
Deutsche Lufthansa AG(1)(2)	5,186	35,383
Deutsche Post AG	7,615	477,535
Deutsche Telekom AG	26,054	522,492
Deutsche Wohnen SE(1)	2,593	158,891
E.ON SE	17,390	212,257
Evonik Industries AG	1,690	52,994
Fresenius Medical Care AG & Co. KGaA	1,614	113,213
Fresenius SE & Co. KGaA	3,202	153,264
Fuchs Petrolub SE, PFC Shares	612	28,603
GEA Group AG	1,175	53,661
Hannover Rueck SE	489	85,155
HeidelbergCement AG	1,195	89,151
HelloFresh SE(1)	1,318	121,476
Henkel AG & Co. KGaA	829	71,315
Henkel AG & Co. KGaA, PFC Shares	1,483	137,190
Infineon Technologies AG	10,098	412,990
KION Group AG	600	55,787
Knorr-Bremse AG	597	63,874
Lanxess AG	652	44,065
LEG Immobilien SE	523	73,876
Merck KGaA	995	215,358
Security	Shares	Value
Germany (continued)
MTU Aero Engines AG	398	$ 89,479
Muenchener Rueckversicherungs-Gesellschaft AG	1,083	295,517
Nemetschek SE	486	50,763
Porsche Automobil Holding SE, PFC Shares	1,133	112,043
Puma SE	797	88,599
Rational AG	41	38,514
RWE AG	4,927	173,767
SAP SE	8,160	1,103,470
Sartorius AG, PFC Shares	203	129,232
Scout24 AG(3)	615	42,596
Siemens AG	5,980	978,035
Siemens Energy AG(1)	3,088	82,602
Siemens Healthineers AG(3)	2,224	144,238
Symrise AG	968	126,877
TeamViewer AG(1)(3)	1,345	39,349
Telefonica Deutschland Holding AG(3)	7,582	21,546
Uniper SE	708	29,474
United Internet AG	763	29,515
Vitesco Technologies Group AG(1)	179	10,539
Volkswagen AG	266	82,035
Volkswagen AG, PFC Shares	1,446	322,317
Vonovia SE	4,262	255,779
Zalando SE(1)(3)	1,718	156,684
		$11,792,736
Hong Kong — 2.9%
AIA Group, Ltd.	94,566	$1,087,925
BOC Hong Kong Holdings, Ltd.	29,956	90,270
Budweiser Brewing Co. APAC, Ltd.(3)	12,300	31,242
Chow Tai Fook Jewellery Group, Ltd.	16,800	31,950
CK Asset Holdings, Ltd.	14,709	84,868
CK Hutchison Holdings, Ltd.	21,347	142,409
CK Infrastructure Holdings, Ltd.	4,104	22,891
CLP Holdings, Ltd.	13,122	126,344
ESR Cayman, Ltd.(1)(3)	13,600	41,046
Futu Holdings, Ltd.(1)(2)	406	36,954
Galaxy Entertainment Group, Ltd.(1)	16,913	86,781
Hang Lung Properties, Ltd.	14,000	31,907
Hang Seng Bank, Ltd.	6,140	105,171
Henderson Land Development Co., Ltd.	11,806	45,080
HK Electric Investments & HK Electric Investments, Ltd.	20,027	19,872
HKT Trust & HKT, Ltd.	33,020	45,149
Hong Kong & China Gas Co., Ltd.	83,675	126,424
Hong Kong Exchanges & Clearing, Ltd.	9,406	578,003
Hongkong Land Holdings, Ltd.	9,294	44,394
Jardine Matheson Holdings, Ltd.	1,619	85,577
Link REIT	15,789	135,207

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Melco Resorts & Entertainment Ltd. ADR(1)	1,471	$ 15,063
MTR Corp., Ltd.	12,481	67,172
New World Development Co., Ltd.	12,107	49,242
Power Assets Holdings, Ltd.	11,042	64,729
Sands China, Ltd.(1)	19,483	39,872
Sino Land Co., Ltd.	23,433	31,524
SITC International Holdings Co., Ltd.	10,000	35,584
SJM Holdings, Ltd.(1)	15,000	10,195
Sun Hung Kai Properties, Ltd.	10,152	126,761
Swire Pacific, Ltd., Class A	4,537	26,846
Swire Properties, Ltd.	8,529	21,307
Techtronic Industries Co., Ltd.	10,525	207,990
WH Group, Ltd.(3)	54,233	38,617
Wharf Real Estate Investment Co., Ltd.	13,118	67,399
Wynn Macau, Ltd.(1)	13,891	11,689
Xinyi Glass Holdings, Ltd.	14,000	41,763
		$3,855,217
Ireland — 1.1%
CRH PLC	6,047	$285,387
DCC PLC	788	65,692
Experian PLC	7,036	294,739
Flutter Entertainment PLC(1)	1,260	249,898
James Hardie Industries PLC CDI	3,369	119,503
Kerry Group PLC, Class A	1,223	164,307
Kingspan Group PLC	1,176	117,305
Smurfit Kappa Group PLC	1,810	95,294
		$1,392,125
Israel — 0.6%
Azrieli Group, Ltd.	315	$28,356
Bank Hapoalim B.M.	9,053	79,518
Bank Leumi Le-Israel B.M.	11,623	98,482
Check Point Software Technologies, Ltd.(1)	841	95,067
CyberArk Software, Ltd.(1)	327	51,607
Elbit Systems, Ltd.	215	31,132
ICL Group, Ltd.	5,940	43,287
Israel Discount Bank, Ltd., Class A(1)	9,880	52,155
Mizrahi Tefahot Bank, Ltd.	995	33,511
Nice, Ltd.(1)	498	141,014
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,820	85,907
Wix.com, Ltd.(1)	433	84,855
		$824,891
Italy — 2.1%
Amplifon SpA	989	$47,003
Assicurazioni Generali SpA	8,378	177,439
Security	Shares	Value
Italy (continued)
Atlantia SpA(1)	3,751	$ 70,788
Davide Campari-Milano NV	4,524	63,550
DiaSorin SpA	212	44,395
Enel SpA	63,649	488,520
Eni SpA	19,584	261,157
Ferrari NV	971	202,647
FinecoBank Banca Fineco SpA(1)	4,632	83,663
Infrastrutture Wireless Italiane SpA(3)	2,913	32,445
Intesa Sanpaolo SpA	129,469	366,525
Mediobanca Banca di Credito Finanziario SpA(1)	4,446	53,490
Moncler SpA	1,629	99,354
Nexi SpA(1)(3)	3,168	59,076
Poste Italiane SpA(3)	4,086	56,108
Prysmian SpA	1,988	69,438
Recordati Industria Chimica e Farmaceutica SpA	757	43,875
Snam SpA	16,457	91,038
Telecom Italia SpA	64,557	25,242
Telecom Italia SpA, PFC Shares	46,896	18,924
Tenaris S.A.	3,576	37,616
Terna - Rete Elettrica Nazionale(2)	11,610	82,394
UniCredit SpA	16,782	222,088
		$2,696,775
Japan — 24.1%
ABC-Mart, Inc.	336	$18,874
Acom Co., Ltd.	4,068	14,865
Advantest Corp.	1,600	142,575
AEON Co., Ltd.(2)	5,248	137,970
AGC, Inc.	1,556	80,184
Aisin Corp.	1,252	45,368
Ajinomoto Co., Inc.	3,399	100,440
ANA Holdings, Inc.(1)	1,383	35,954
Asahi Group Holdings, Ltd.	3,515	169,618
Asahi Intecc Co., Ltd.(2)	1,600	43,822
Asahi Kasei Corp.	10,170	108,982
Astellas Pharma, Inc.	14,301	235,381
Azbil Corp.	1,000	43,056
Bandai Namco Holdings, Inc.	1,537	115,548
Bridgestone Corp.	4,484	212,143
Brother Industries, Ltd.	1,905	41,920
Canon, Inc.(2)	7,600	185,957
Capcom Co., Ltd.	1,400	38,901
Casio Computer Co., Ltd.	1,531	25,347
Central Japan Railway Co.	1,159	185,004
Chiba Bank, Ltd. (The)	4,141	26,835
Chubu Electric Power Co., Inc.	5,369	63,455
Chugai Pharmaceutical Co., Ltd.	5,246	191,971

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Concordia Financial Group, Ltd.	8,031	$ 31,614
Cosmos Pharmaceutical Corp.	200	33,966
CyberAgent, Inc.	3,200	61,736
Dai Nippon Printing Co., Ltd.	1,505	36,259
Daifuku Co., Ltd.	800	75,029
Dai-ichi Life Holdings, Inc.	8,013	175,253
Daiichi Sankyo Co., Ltd.	13,800	366,820
Daikin Industries, Ltd.	1,958	426,919
Daito Trust Construction Co., Ltd.	516	60,531
Daiwa House Industry Co., Ltd.	4,332	144,407
Daiwa House REIT Investment Corp.	16	46,987
Daiwa Securities Group, Inc.	12,125	70,673
Denso Corp.	3,334	217,701
Dentsu Group, Inc.	1,805	69,447
Disco Corp.	200	56,017
East Japan Railway Co.	2,350	166,082
Eisai Co., Ltd.	1,751	131,163
ENEOS Holdings, Inc.	24,938	101,307
FANUC Corp.	1,462	320,561
Fast Retailing Co., Ltd.	500	368,758
Fuji Electric Co., Ltd.	1,041	47,372
FUJIFILM Holdings Corp.	2,727	235,476
Fujitsu, Ltd.	1,552	280,463
GLP J-REIT	31	50,904
GMO Payment Gateway, Inc.	300	37,878
Hakuhodo DY Holdings, Inc.	1,578	27,156
Hamamatsu Photonics K.K.	1,151	71,199
Hankyu Hanshin Holdings, Inc.	1,862	58,604
Harmonic Drive Systems, Inc.(2)	300	14,387
Hikari Tsushin, Inc.	119	20,113
Hino Motors, Ltd.	2,636	24,478
Hirose Electric Co., Ltd.	242	40,217
Hisamitsu Pharmaceutical Co., Inc.	330	12,481
Hitachi Construction Machinery Co., Ltd.	796	22,363
Hitachi Metals, Ltd.(1)	1,286	24,834
Hitachi, Ltd.	7,484	442,759
Honda Motor Co., Ltd.	12,601	387,403
Hoshizaki Corp.	416	37,837
HOYA Corp.	2,923	456,043
Hulic Co., Ltd.	2,340	26,059
Ibiden Co., Ltd.	900	49,505
Idemitsu Kosan Co., Ltd.	1,684	44,300
Iida Group Holdings Co., Ltd.	1,100	28,294
INPEX Corp.	8,491	66,114
Isuzu Motors, Ltd.	4,355	56,659
Ito En, Ltd.	400	26,534
ITOCHU Corp.	9,248	269,357
Security	Shares	Value
Japan (continued)
Itochu Techno-Solutions Corp.	700	$ 22,732
Japan Airlines Co., Ltd.(1)(2)	1,320	31,425
Japan Exchange Group, Inc.	4,118	102,126
Japan Metropolitan Fund Investment Corp.	60	57,612
Japan Post Bank Co., Ltd.	3,400	29,163
Japan Post Holdings Co., Ltd.	12,500	105,071
Japan Post Insurance Co., Ltd.	2,000	36,276
Japan Real Estate Investment Corp.	10	59,982
Japan Tobacco, Inc.	9,134	178,974
JFE Holdings, Inc.	4,025	60,360
JSR Corp.	1,459	52,445
Kajima Corp.	3,581	45,889
Kakaku.com, Inc.	955	30,840
Kansai Electric Power Co., Inc. (The)	5,178	50,176
Kansai Paint Co., Ltd.	1,523	37,781
Kao Corp.	3,801	226,211
KDDI Corp.	12,367	407,160
Keio Corp.	779	41,666
Keisei Electric Railway Co., Ltd.	1,005	33,291
Keyence Corp.	1,560	931,119
Kikkoman Corp.	1,201	97,729
Kintetsu Group Holdings Co., Ltd.(1)	1,346	45,265
Kirin Holdings Co., Ltd.	6,326	117,410
Kobayashi Pharmaceutical Co., Ltd.	400	31,713
Kobe Bussan Co., Ltd.	1,000	32,674
Koei Tecmo Holdings Co., Ltd.	520	24,683
Koito Manufacturing Co., Ltd.	747	44,919
Komatsu, Ltd.	6,946	166,346
Konami Holdings Corp.	751	47,072
Kose Corp.	208	24,876
Kubota Corp.	8,011	170,495
Kurita Water Industries, Ltd.	732	35,223
Kyocera Corp.	2,548	159,279
Kyowa Kirin Co., Ltd.	1,944	70,082
Lasertec Corp.	600	136,595
Lawson, Inc.	500	24,561
Lion Corp.	1,722	27,852
Lixil Corp.	2,113	61,242
M3, Inc.	3,458	246,446
Makita Corp.	1,748	96,110
Marubeni Corp.	12,333	102,034
Mazda Motor Corp.(1)	4,510	39,029
McDonald's Holdings Co. (Japan), Ltd.(2)	577	27,222
Medipal Holdings Corp.	1,645	30,959
MEIJI Holdings Co., Ltd.	867	56,054
Mercari, Inc.(1)(2)	900	49,732
MINEBEA MITSUMI, Inc.	2,859	72,812

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
MISUMI Group, Inc.	2,280	$ 97,012
Mitsubishi Chemical Holdings Corp.	10,522	95,790
Mitsubishi Corp.	9,790	307,430
Mitsubishi Electric Corp.	14,060	195,400
Mitsubishi Estate Co., Ltd.	9,168	145,980
Mitsubishi Gas Chemical Co., Inc.	1,148	22,638
Mitsubishi HC Capital, Inc.	5,566	29,104
Mitsubishi Heavy Industries, Ltd.	2,544	68,164
Mitsubishi UFJ Financial Group, Inc.(4)	95,076	562,025
Mitsui & Co., Ltd.	11,775	257,484
Mitsui Chemicals, Inc.	1,475	49,278
Mitsui Fudosan Co., Ltd.	7,031	167,021
Miura Co., Ltd.	700	27,982
Mizuho Financial Group, Inc.	18,700	264,552
MonotaRO Co., Ltd.	1,800	40,338
MS&AD Insurance Group Holdings, Inc.	3,328	111,311
Murata Manufacturing Co., Ltd.	4,514	399,274
Nabtesco Corp.	948	35,844
NEC Corp.	1,855	100,524
Nexon Co., Ltd.	3,850	61,795
NGK Insulators, Ltd.	1,971	33,411
NH Foods, Ltd.	583	22,017
Nidec Corp.	3,428	377,903
Nihon M&A Center, Inc.	2,400	70,474
Nintendo Co., Ltd.	921	440,130
Nippon Building Fund, Inc.	12	77,961
Nippon Express Co., Ltd.	576	39,669
Nippon Paint Holdings Co., Ltd.	5,790	63,054
Nippon Prologis REIT, Inc.	16	53,473
Nippon Sanso Holdings Corp.(2)	1,324	33,181
Nippon Shinyaku Co., Ltd.	400	33,249
Nippon Steel Corp.	6,475	116,459
Nippon Telegraph & Telephone Corp.	9,904	274,431
Nippon Yusen KK	1,300	97,407
Nissan Chemical Corp.	1,047	61,235
Nissan Motor Co., Ltd.(1)	17,743	88,670
Nisshin Seifun Group, Inc.	1,417	23,481
Nissin Foods Holdings Co., Ltd.	498	39,962
Nitori Holdings Co., Ltd.	616	121,396
Nitto Denko Corp.	1,070	76,170
Nomura Holdings, Inc.	24,357	120,078
Nomura Real Estate Holdings, Inc.	870	22,619
Nomura Real Estate Master Fund, Inc.	30	43,178
Nomura Research Institute, Ltd.	2,700	99,243
NSK, Ltd.	2,296	15,558
NTT Data Corp.	5,030	97,251
Obayashi Corp.	5,320	43,851
Security	Shares	Value
Japan (continued)
Obic Co., Ltd.	560	$ 106,488
Odakyu Electric Railway Co., Ltd.(2)	2,305	53,349
Oji Holdings Corp.	6,573	33,120
Olympus Corp.	9,076	198,655
Omron Corp.	1,463	144,768
Ono Pharmaceutical Co., Ltd.	3,005	68,525
Oracle Corp. Japan	289	25,388
Oriental Land Co., Ltd.	1,524	246,546
ORIX Corp.	9,502	177,797
Orix JREIT, Inc.	18	31,327
Osaka Gas Co., Ltd.	3,123	57,067
Otsuka Corp.	864	44,429
Otsuka Holdings Co., Ltd.	3,152	134,788
Pan Pacific International Holdings Corp.	3,336	68,833
Panasonic Corp.	16,847	208,825
PeptiDream, Inc.(1)	700	22,851
Persol Holdings Co., Ltd.	1,200	29,915
Pigeon Corp.	900	20,923
Pola Orbis Holdings, Inc.	932	21,453
Rakuten Group, Inc.	6,900	67,211
Recruit Holdings Co., Ltd.	10,557	645,305
Renesas Electronics Corp.(1)	10,100	124,304
Resona Holdings, Inc.	16,411	65,644
Ricoh Co., Ltd.	4,735	48,450
Rinnai Corp.	246	27,009
Rohm Co., Ltd.	707	66,672
Ryohin Keikaku Co., Ltd.	1,730	38,480
Santen Pharmaceutical Co., Ltd.	2,900	40,786
SBI Holdings, Inc.	1,875	45,923
SCSK Corp.	1,200	25,381
Secom Co., Ltd.	1,648	119,197
Seiko Epson Corp.(2)	2,252	45,468
Sekisui Chemical Co., Ltd.	2,964	50,928
Sekisui House, Ltd.	4,950	103,658
Seven & i Holdings Co., Ltd.	5,826	265,225
SG Holdings Co., Ltd.	2,600	73,557
Sharp Corp.	1,524	19,211
Shimadzu Corp.	1,814	79,664
Shimano, Inc.	550	160,703
Shimizu Corp.	4,127	30,892
Shin-Etsu Chemical Co., Ltd.	2,785	470,021
Shionogi & Co., Ltd.	2,021	138,296
Shiseido Co., Ltd.	3,174	213,323
Shizuoka Bank, Ltd. (The)(2)	3,925	32,249
SMC Corp.	479	298,853
SoftBank Corp.	22,200	301,138
SoftBank Group Corp.	9,384	542,257

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Sohgo Security Services Co., Ltd.	528	$ 23,737
Sompo Holdings, Inc.	2,299	99,742
Sony Group Corp.	9,780	1,085,762
Square Enix Holdings Co., Ltd.	700	37,412
Stanley Electric Co., Ltd.	1,134	28,643
Subaru Corp.	4,728	87,372
Sumco Corp.	1,900	37,906
Sumitomo Chemical Co., Ltd.	10,634	55,193
Sumitomo Corp.	9,025	127,134
Sumitomo Dainippon Pharma Co., Ltd.	1,622	28,992
Sumitomo Electric Industries, Ltd.	5,990	79,653
Sumitomo Metal Mining Co., Ltd.	2,020	73,044
Sumitomo Mitsui Financial Group, Inc.	10,097	355,206
Sumitomo Mitsui Trust Holdings, Inc.	2,482	85,480
Sumitomo Realty & Development Co., Ltd.	2,268	82,898
Suntory Beverage & Food, Ltd.	1,117	46,306
Suzuki Motor Corp.	2,778	124,118
Sysmex Corp.	1,293	160,602
T&D Holdings, Inc.	4,306	59,069
Taisei Corp.	1,549	49,633
Taisho Pharmaceutical Holdings Co., Ltd.	267	15,563
Takeda Pharmaceutical Co., Ltd.	12,224	403,181
TDK Corp.	2,865	103,320
Terumo Corp.	5,118	241,663
THK Co., Ltd.	828	18,169
TIS, Inc.	1,900	51,859
Tobu Railway Co., Ltd.(2)	1,573	42,354
Toho Co., Ltd.	856	40,327
Toho Gas Co., Ltd.	572	24,878
Tohoku Electric Power Co., Inc.	3,514	25,832
Tokio Marine Holdings, Inc.	4,900	262,664
Tokyo Century Corp.(2)	300	16,890
Tokyo Electric Power Co. Holdings, Inc.(1)	11,600	33,029
Tokyo Electron, Ltd.	1,179	520,857
Tokyo Gas Co., Ltd.	2,962	55,115
Tokyu Corp.	3,584	53,199
TOPPAN, Inc.	2,074	35,165
Toray Industries, Inc.	10,262	65,207
Toshiba Corp.	3,274	137,806
Tosoh Corp.	2,300	41,680
TOTO, Ltd.	1,143	54,426
Toyo Suisan Kaisha, Ltd.	704	31,173
Toyota Industries Corp.	1,161	95,527
Toyota Motor Corp.	82,150	1,463,698
Toyota Tsusho Corp.	1,765	74,118
Trend Micro, Inc.	1,144	63,707
Tsuruha Holdings, Inc.	272	33,544
Security	Shares	Value
Japan (continued)
Unicharm Corp.	3,214	$ 142,419
United Urban Investment Corp.	22	29,734
USS Co., Ltd.	1,635	27,832
Welcia Holdings Co., Ltd.	800	28,834
West Japan Railway Co.	1,778	89,375
Yakult Honsha Co., Ltd.	996	50,419
Yamada Holdings Co., Ltd.	6,405	26,898
Yamaha Corp.	1,109	69,758
Yamaha Motor Co., Ltd.	2,354	65,535
Yamato Holdings Co., Ltd.	2,464	62,365
Yaskawa Electric Corp.	1,883	90,419
Yokogawa Electric Corp.	1,628	28,395
Z Holdings Corp.	20,817	133,230
ZOZO, Inc.	1,007	37,727
		$31,738,004
Netherlands — 6.9%
ABN AMRO Bank NV(1)(2)(3)	3,112	$44,898
Adyen NV(1)(3)	154	430,486
Aegon NV	12,975	66,975
Airbus SE(1)	4,566	605,341
Akzo Nobel NV	1,505	164,443
Argenx SE(1)	363	109,692
ASM International NV	368	144,116
ASML Holding NV	3,262	2,436,904
CNH Industrial NV	7,554	126,976
EXOR NV	898	75,358
Heineken Holding NV	927	80,719
Heineken NV(2)	1,986	207,288
ING Groep NV(2)	29,919	434,977
JDE Peet's NV	587	17,537
Just Eat Takeaway.com NV(1)(2)(3)	1,437	104,993
Koninklijke Ahold Delhaize NV	7,945	264,554
Koninklijke DSM NV	1,327	265,368
Koninklijke KPN NV	24,529	77,187
Koninklijke Philips NV	7,038	312,677
Koninklijke Vopak NV(2)	531	20,923
NN Group NV	2,075	108,693
Prosus NV	7,233	578,936
QIAGEN NV(1)	1,873	96,884
Randstad NV(2)	975	65,644
Royal Dutch Shell PLC, Class A	32,032	712,365
Royal Dutch Shell PLC, Class B	28,956	641,567
Stellantis NV	15,632	297,494
STMicroelectronics NV	5,354	233,765
Universal Music Group NV(1)(2)	5,507	147,451

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Wolters Kluwer NV	2,106	$ 223,229
		$ 9,097,440
New Zealand — 0.3%
a2 Milk Co., Ltd. (The)(1)(2)	6,163	$ 27,289
Auckland International Airport, Ltd.(1)	10,551	56,715
Fisher & Paykel Healthcare Corp., Ltd.	4,305	94,691
Mercury NZ, Ltd.	4,384	19,607
Meridian Energy, Ltd.	9,757	32,996
Ryman Healthcare, Ltd.(2)	2,935	30,541
Spark New Zealand, Ltd.	13,480	44,348
Xero, Ltd.(1)	981	96,264
		$402,451
Norway — 0.7%
Adevinta ASA(1)	1,949	$33,399
DNB Bank ASA	7,454	169,464
Equinor ASA	7,555	192,130
Gjensidige Forsikring ASA	1,602	35,481
Mowi ASA	3,437	87,206
Norsk Hydro ASA	9,871	73,677
Orkla ASA	6,067	55,684
Schibsted ASA, Class A	610	28,955
Schibsted ASA, Class B	908	38,436
Telenor ASA	5,236	88,132
Yara International ASA	1,431	70,887
		$873,451
Poland — 0.0%(5)
InPost S.A.(1)	1,684	$27,943
		$27,943
Portugal — 0.1%
EDP - Energias de Portugal S.A.	21,198	$111,372
Galp Energia SGPS S.A.	3,597	40,854
Jeronimo Martins SGPS S.A.	1,795	35,788
		$188,014
Singapore — 1.2%
Ascendas Real Estate Investment Trust	23,731	$52,307
CapitaLand Integrated Commercial Trust	38,366	57,129
Capitaland Investment, Ltd.(1)	21,948	54,959
City Developments, Ltd.	4,171	21,110
DBS Group Holdings, Ltd.	13,948	309,068
Genting Singapore, Ltd.	48,954	25,811
Keppel Corp., Ltd.	12,128	46,314
Mapletree Commercial Trust	19,300	29,249
Mapletree Logistics Trust	22,400	33,486
Security	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	26,736	$ 225,137
Sea, Ltd.(1)	534	170,202
Singapore Airlines, Ltd.(1)(2)	9,600	35,353
Singapore Exchange, Ltd.	6,600	48,318
Singapore Technologies Engineering, Ltd.	13,918	38,851
Singapore Telecommunications, Ltd.	61,191	110,160
United Overseas Bank, Ltd.	8,814	166,740
UOL Group, Ltd.	3,470	17,449
Venture Corp., Ltd.	2,000	26,287
Wilmar International, Ltd.	15,000	46,341
		$1,514,271
Spain — 2.4%
ACS Actividades de Construccion y Servicios S.A.	1,835	$49,708
Aena SME S.A.(1)(3)	543	93,670
Amadeus IT Group S.A.(1)	3,541	232,898
Banco Bilbao Vizcaya Argentaria S.A.	51,258	338,334
Banco Santander S.A.	134,167	486,001
CaixaBank S.A.	35,134	108,951
Cellnex Telecom S.A.(3)	3,985	245,808
EDP Renovaveis S.A.	2,336	57,988
Enagas S.A.(2)	1,961	43,581
Endesa S.A.	2,524	50,903
Ferrovial S.A.	3,497	102,073
Grifols S.A.(2)	2,499	60,962
Iberdrola S.A.	47,439	477,256
Industria de Diseno Textil S.A.	8,586	315,928
Naturgy Energy Group S.A.	2,455	61,795
Red Electrica Corp. S.A.	3,451	69,235
Repsol S.A.	11,427	149,163
Siemens Gamesa Renewable Energy S.A.(1)	1,846	46,920
Telefonica S.A.	38,756	181,865
		$3,173,039
Sweden — 3.4%
Alfa Laval AB	2,529	$94,328
Assa Abloy AB, Class B	7,674	222,597
Atlas Copco AB, Class A	5,184	313,039
Atlas Copco AB, Class B	3,161	160,663
Boliden AB	2,227	71,309
Electrolux AB, Series B(2)	1,958	45,237
Embracer Group AB(1)(2)	4,144	39,709
Epiroc AB, Class A	5,226	108,345
Epiroc AB, Class B	3,766	66,703
EQT AB	2,347	97,456
Essity AB, Class B	4,621	143,316
Evolution AB(3)	1,329	201,263

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Fastighets AB Balder, Class B(1)	794	$ 47,717
H & M Hennes & Mauritz AB, Class B(1)	5,966	120,761
Hexagon AB, Class B	15,400	238,207
Husqvarna AB, Class B	3,160	37,749
ICA Gruppen AB	820	37,621
Industrivarden AB, Class A	851	27,187
Industrivarden AB, Class C	1,419	43,841
Investment AB Latour, Class B	1,245	38,526
Investor AB, Class B	14,024	301,577
Kinnevik AB, Class B(1)	1,801	63,313
L E Lundbergforetagen AB, Class B	593	32,543
Lundin Energy AB(2)	1,471	54,605
Nibe Industrier AB, Class B	11,258	141,477
Sandvik AB	8,759	200,111
Securitas AB, Class B(2)	2,477	39,205
Sinch AB(1)(3)	3,670	71,169
Skandinaviska Enskilda Banken AB, Class A	12,316	173,573
Skanska AB, Class B	2,734	68,589
SKF AB, Class B	3,034	71,545
Svenska Cellulosa AB SCA, Class B	4,539	70,346
Svenska Handelsbanken AB, Class A	11,718	131,235
Swedbank AB, Class A	7,146	144,097
Swedish Match AB	12,100	105,906
Tele2 AB, Class B(2)	3,517	52,075
Telefonaktiebolaget LM Ericsson, Class B(2)	22,511	254,080
Telia Co. AB	21,130	86,923
Volvo AB, Class A	1,646	37,191
Volvo AB, Class B	10,985	245,256
		$4,500,390
Switzerland — 9.8%
ABB, Ltd.	13,423	$449,024
Adecco Group AG	1,241	62,181
Alcon, Inc.	3,804	308,013
Baloise Holding AG	374	56,732
Banque Cantonale Vaudoise	253	19,236
Barry Callebaut AG	29	65,774
Chocoladefabriken Lindt & Sprungli AG	1	117,722
Chocoladefabriken Lindt & Sprungli AG PC	6	67,065
Cie Financiere Richemont S.A.	4,048	419,705
Clariant AG(1)	1,727	32,416
Coca-Cola HBC AG	1,588	51,172
Credit Suisse Group AG	19,378	191,382
EMS-Chemie Holding AG	50	47,241
Geberit AG	293	215,121
Givaudan S.A.	72	328,254
Glencore PLC	77,086	362,621
Security	Shares	Value
Switzerland (continued)
Holcim Ltd.	4,011	$ 193,270
Julius Baer Group, Ltd.	1,776	117,997
Kuehne & Nagel International AG	428	146,120
Logitech International S.A.	1,318	117,259
Lonza Group AG(1)	581	435,814
Nestle S.A.	22,469	2,707,290
Novartis AG	17,339	1,421,783
Partners Group Holding AG	177	276,233
Roche Holding AG	260	106,710
Roche Holding AG PC	5,484	2,001,494
Schindler Holding AG	160	41,220
Schindler Holding AG PC	334	89,669
SGS S.A.	46	133,898
Sika AG(2)	1,112	351,584
Sonova Holding AG	411	155,320
Straumann Holding AG	83	148,857
Swatch Group AG (The)	228	59,481
Swatch Group AG (The), Bearer Shares	555	28,557
Swiss Life Holding AG	259	130,502
Swiss Prime Site AG	549	53,627
Swiss Re AG	2,386	203,645
Swisscom AG	199	114,521
Temenos AG	527	71,507
UBS Group AG	28,449	454,092
Vifor Pharma AG	327	42,385
Zurich Insurance Group AG	1,171	478,846
		$12,875,340
United Kingdom — 12.7%
3i Group PLC	7,801	$133,996
Abrdn PLC	16,252	55,581
Admiral Group PLC	1,608	67,188
Anglo American PLC	10,080	353,290
Antofagasta PLC	3,041	55,263
Ashtead Group PLC	3,470	262,309
Associated British Foods PLC	2,895	72,064
AstraZeneca PLC	12,002	1,446,454
Auto Trader Group PLC(3)	7,242	57,112
AVEVA Group PLC	905	43,740
Aviva PLC	31,430	166,575
BAE Systems PLC	24,901	188,602
Barclays PLC	129,517	329,100
Barratt Developments PLC	8,311	73,467
Berkeley Group Holdings PLC	842	49,169
BHP Group PLC	16,556	417,118
BP PLC	158,548	722,163
British American Tobacco PLC	16,867	589,578

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
British Land Co. PLC (The)	7,010	$ 46,516
BT Group PLC(1)	67,314	144,308
Bunzl PLC	2,545	83,971
Burberry Group PLC	3,124	76,028
Coca-Cola Europacific Partners PLC	1,647	91,063
Compass Group PLC(1)	13,713	280,447
Croda International PLC	1,133	129,816
Diageo PLC	18,041	873,455
Direct Line Insurance Group PLC	9,725	37,851
Entain PLC(1)	4,677	133,583
Evraz PLC	3,425	27,174
Ferguson PLC	1,726	239,606
GlaxoSmithKline PLC	39,066	737,299
Halma PLC	3,070	117,101
Hargreaves Lansdown PLC	2,659	51,054
Hikma Pharmaceuticals PLC	1,223	40,232
HSBC Holdings PLC	159,836	835,731
Imperial Brands PLC	7,551	157,942
Informa PLC(1)	12,081	88,843
InterContinental Hotels Group PLC(1)	1,394	89,009
Intertek Group PLC	1,299	86,861
J Sainsbury PLC	11,679	44,763
JD Sports Fashion PLC	4,451	62,552
Johnson Matthey PLC	1,407	50,479
Kingfisher PLC	15,641	70,601
Land Securities Group PLC	5,555	51,774
Legal & General Group PLC	45,856	172,285
Lloyds Banking Group PLC	548,655	341,494
London Stock Exchange Group PLC	2,560	256,533
M&G PLC	18,709	51,117
Melrose Industries PLC	33,152	76,969
Mondi PLC	3,917	95,990
National Grid PLC	27,897	332,413
Natwest Group PLC	44,868	135,271
Next PLC	1,079	118,691
Ocado Group PLC(1)	3,893	87,000
Pearson PLC	6,159	59,066
Persimmon PLC	2,595	92,810
Phoenix Group Holdings PLC	4,275	36,958
Prudential PLC	20,207	392,125
Reckitt Benckiser Group PLC	5,479	430,431
RELX PLC	15,048	433,175
Rentokil Initial PLC	13,829	108,596
Rio Tinto PLC	8,715	571,287
Rolls-Royce Holdings PLC(1)	67,400	125,884
Sage Group PLC (The)	8,820	83,981
Schroders PLC	934	44,981
Security	Shares	Value
United Kingdom (continued)
Segro PLC	9,491	$ 152,462
Severn Trent PLC	1,999	69,983
Smith & Nephew PLC	6,612	113,910
Smiths Group PLC	3,286	63,363
Spirax-Sarco Engineering PLC	587	118,108
SSE PLC	7,941	167,199
St. James's Place PLC	4,377	88,294
Standard Chartered PLC	20,555	120,160
Taylor Wimpey PLC	27,593	57,551
Tesco PLC	59,463	202,509
Unilever PLC	20,475	1,108,482
United Utilities Group PLC	5,449	70,921
Vodafone Group PLC	216,739	329,810
Whitbread PLC(1)	1,488	66,161
WM Morrison Supermarkets PLC	18,613	73,739
WPP PLC	9,194	123,177
		$16,703,714
United States — 0.0%(5)
Jackson Financial, Inc.(1)	505	$13,130
		$13,130
Total Common Stocks (identified cost $81,263,385)		$130,568,076

Rights — 0.0%(5)

Security	Shares	Value
Australia — 0.0%(5)
Transurban Group, Exp. 10/8/21(1)	2,335	$ 1,773
		$ 1,773
Germany — 0.0%(5)
Deutsche Lufthansa AG, Exp. 10/5/21(1)	2,376	$ 5,917
		$ 5,917
Total Rights (identified cost $10,658)		$ 7,690

Short-Term Investments — 0.9%

Affiliated Fund — 0.0%(5)
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.04%(6)	37,821	$ 37,825
Total Affiliated Fund (identified cost $37,821)		$ 37,825

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(7)	1,098,522	$ 1,098,522
Total Securities Lending Collateral (identified cost $1,098,522)		$ 1,098,522
Total Short-Term Investments (identified cost $1,136,343)		$ 1,136,347

Total Investments — 100.2% (identified cost $82,410,386)	$131,712,113
Other Assets, Less Liabilities — (0.2)%	$ (217,424)
Net Assets — 100.0%	$131,494,689

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2021. The aggregate market value of securities on loan at September 30, 2021 was $4,054,122 and the total market value of the collateral received by the Fund was $4,360,716, comprised of cash of $1,098,522 and U.S. government and/or agencies securities of $3,262,194.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2021, the aggregate value of these securities is $2,562,424 or 1.9% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(5)	Amount is less than 0.05%.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.
(7)	Represents investment of cash collateral received in connection with securities lending.
At September 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	17.0%
Industrials	15.7
Consumer Discretionary	12.7
Health Care	12.5
Consumer Staples	10.2
Information Technology	9.6
Materials	7.2
Communication Services	4.7
Energy	3.5
Utilities	3.3
Real Estate	2.9
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2021.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2021, the value of the Fund's investment in affiliated issuers and funds was $599,850, which represents 0.5% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.(1)	$ —	$ —	$ —	$ —	$61,954	$562,025	$20,029	95,076
Short-Term Investments
Calvert Cash Reserves Fund, LLC	439,993	8,762,894	(9,165,058)	(8)	4	37,825	136	37,821
Totals				$(8)	$61,958	$599,850	$20,165

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Calvert
VP EAFE International Index Portfolio
September 30, 2021
Schedule of Investments (Unaudited) — continued

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$8,696,751	$ —	$8,696,751
Austria	—	273,740	—	273,740
Belgium	—	1,083,954	—	1,083,954
Denmark	—	3,432,822	—	3,432,822
Finland	—	1,645,352	—	1,645,352
France	—	13,766,526	—	13,766,526
Germany	169,430	11,623,306	—	11,792,736
Hong Kong	52,017	3,803,200	—	3,855,217
Ireland	—	1,392,125	—	1,392,125
Israel	317,436	507,455	—	824,891
Italy	—	2,696,775	—	2,696,775
Japan	—	31,738,004	—	31,738,004
Netherlands	147,451	8,949,989	—	9,097,440
New Zealand	—	402,451	—	402,451
Norway	—	873,451	—	873,451
Poland	—	27,943	—	27,943
Portugal	—	188,014	—	188,014
Singapore	225,161	1,289,110	—	1,514,271
Spain	—	3,173,039	—	3,173,039
Sweden	—	4,500,390	—	4,500,390
Switzerland	—	12,875,340	—	12,875,340
United Kingdom	91,063	16,612,651	—	16,703,714
United States	13,130	—	—	13,130
Total Common Stocks	$1,015,688	$129,552,388(1)	$ —	$130,568,076
Rights	$7,690	$ —	$ —	$7,690
Short-Term Investments:
Affiliated Fund	—	37,825	—	37,825
Securities Lending Collateral	1,098,522	—	—	1,098,522
Total Investments	$2,121,900	$129,590,213	$ —	$131,712,113

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.